23. Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

23.        Leases

Affimed presents right-of-use assets for offices, laboratories and vehicles leased in a separate line item from the line item “Leasehold improvements and equipment” that presents other assets of the same nature that Affimed owns. The agreements have an average non-cancellable term of between one and four years with renewal options included in some contracts. For equipment leased with contract terms that are short term and/or leases of low-value items the Group has elected not to recognize right-of-use assets and lease liabilities for these leases.

The carrying amounts of right-of-use assets reconcile as follows:

	Carrying amount
	Buildings	Cars	Office equipment	Total
Balance as of January 1, 2020	815	9	0	824
Depreciation charge for the year	(568)	(7)	(2)	(577)
Additions to right-of-use assets	676	0	17	693
Balance as of December 31, 2020	923	2	15	940

	Carrying amount
	Buildings	Cars	Total
Balance as of January 1, 2019	694	22	716
Depreciation charge for the year	(371)	(13)	(384)
Additions to right-of-use assets	492	0	492
Balance as of December 31, 2019	815	9	824

Cash outflow related to leases are as follows:

	2020	2019
Repayment of lease liabilities	521	405
Interest on lease liabilities	34	24
Short-term lease payments	70	66
Cash outflow from leasing	625	495

In 2018, lease expenses of €562 had been recognized in the consolidated statement of comprehensive income.

Future contractually agreed undiscounted lease payments are as follows:

	2020	2019
Payments within one year	519	553
Payments between one and five years	515	276
	1,034	829

Movements of lease liabilities reconcile to cash flows arising from financing activities as follows:

	2020	2019
Balance as of January 1	804	717
Changes from financing cash flows
Repayment of lease liabilities	(521)	(405)
	(521)	(405)
Other Changes
New lease contracts	691	492
	691	492
Balance as of December 31	974	804